Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of detailed information about concession income [Table Text Block]

	Year ended
	December 31,

	2017		2018

Income associated with intangible compulsory works (i)	Ps	35,154	Ps	15,672
Income associated with intangible complementary works (ii)		152,140		296,703

	Ps	187,294	Ps	312,375

(i)	Compulsory works. These are the works that the Concessionaire undertakes to execute in compliance with the Airport Adjustment and Modernization Plan.

(ii)	Complementary works. These are the works that are not part of the Adequacy and Modernization Plan but are executed at the proposal of the Concessionaire, or at the request of the Grantors.

Disclosure of detailed information on revenue [text block]
	Year ended of December 31,

	2016		2017			2018
Regulated services:
Airport services for revenue from contracts with clients (*) :
Passengers fees	Ps	3,589,215	Ps	4,908,716		Ps	6,547,645
Landing fees		279,008		593,557			1,047,687
Platform		237,839		329,835			413,129
Seurity services		67,172		72,312			91,996
Baggage inspection fees		222,995		223,847			268,940
Passengers walkway		75,869		300,847			509,440
Passengers documentation counters		14,745		15,650			18,152
Other airport services		275,692		299,067			325,546

	Ps	4,762,535	Ps	6,743,831	(***)	Ps	9,222,535

Non regulated services:
Non regulated services for revenue from
contracts with customers:
Retail stores	Ps		Ps			Ps	621,850
Access fees on non permanent ground transportation							57,885
Car parking and related Access fees							298,536
Other services		101,457		124,241			151,952

		101,457		124,241			1,130,223

Commercial services		2,772,543		3,877,530			4,121,709

Total non regulated services (**)		2,874,000		4,001,771			5,251,932

Construction services		2,116,954		1,844,216			935,774

Total	Ps	9,753,491	Ps	12,589,818		Ps	15,410,241

(*)
This includes Aerostar regulated income of Ps.939,042 and Ps.1,700,859 for 2017 and 2018, respectively, Ps.225,693 and Ps.1,276,506 for Airplan in the same period.  The foregoing is as from inclusion in the Company’s consolidation going back to June 1, and October 19, 2017, respectively.

(**)
This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps. 230,343, Ps.
259,612
and Ps.279,625 for the 2016, 2017 and 2018  periods, respectively.

(***)	Regulated services for 2017 are opened for comparative purposes with the year 2018, in which they were opened by the application of IFRS 15.

Disclosure of detailed information regarding different sources of commercial revenue [Table Text Block]
The following table sets forth commercial activities for the years indicated.

	Year ended of December 31,

	2016		2017		2018
Commercial revenues:
Retail stores	Ps	904,465	Ps	1,194,772	Ps
Access fees on non permanent ground transportation		42,916		47,756
Car parking and related Access fees		83,493		183,977
Duty free shops		640,793		881,705		1,861,116
Food and beverage		439,101		609,304		738,371
Advertising revenues		122,941		139,545		161,214
Car rental companies		221,100		379,162		611,864
Banking and currency exchange servcies		86,780		97,311		119,855
Teleservices		10,869		12,973		14,139
Ground transportations		2,562		5,729		76,106
Other services		217,523		325,296		539,044

Total commercial revenues	Ps	2,772,543	Ps	3,877,530	Ps	4,121,709

Disclosure of detailed information regarding minimum future lease income receivable [Table Text Block]
For the years ended December 31:

		2016	2017		2018

2017	Ps	3,260,667	Ps		Ps
2018		1,974,566		3,986,487
2019		1,808,104		2,584,950		3,535,065
2020		1,659,090		2,358,698		3,257,229
2021		1,918,838		2,054,600		2,880,142
2022		2,093,277		4,159,744		2,861,442
2023 a 2028		4,729,436		6,940,544		16,382,714

Total	Ps	17,443,978	Ps	22,085,023	Ps	28,916,592